Debt (details) - Maturities $ in Millions	Dec. 31, 2016 USD ($)
Maturities of long-term debt
Amount of debt obligations, other than commercial paper, due in 2017	$ 450
Amount of debt obligations, other than commercial paper, due in 2018	500
Amount of debt obligations, other than commercial paper, due in 2019	500
Amount of debt obligations, other than commercial paper, due in 2020	500
Amount of debt obligations, other than commercial paper, due in 2021	$ 0